Inventory, net (Tables)	6 Months Ended
Jun. 30, 2024
Inventory, net
Schedule of inventory
	June 30,	December 31,
	2024	2023
Raw materials	$491,021	$539,916
Finished products	-	31,871
Work in process	442,981	663,789
Total Inventory	$934,002	$1,235,576